STRADLEY, RONON, STEVENS & YOUNG, LLP
1250 Connecticut Ave, NW
Washington, DC 20036
(202) 822-9611

February 28, 2011

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Dimensional Emerging Markets Value Fund
File No. 811-7440

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, submitted electronically via the EDGAR system, please find Amendment No. 27 (“Amendment”) to the Registration Statement of Dimensional Emerging Markets Value Fund on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal period ended October 31, 2010 and to make certain non-material changes.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jana Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Aidan O’Connor
Aidan O’Connor

Enclosures